Exhibit 99.5

Client Name:	XXXXXX
Client Project Name:	CIM TRUST 2018-INV1
Start - End Dates:	4/2018 to 8/2018
Deal Loan Count:	446

Waived Conditions Summary

Report Run Date:	9/4/2018 12:00
Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Property Valuations	FEMA	PRVAFEMA229	Natural Disaster Area, Subseq inspect prior to Disaster (Public)	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3730	TRID - Error #2 discovered on Closing Disclosure	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4312	TRID - CD: The value for Total Payoffs and Payments in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	3
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4354	TRID - CD: At least one statement or section of the form that is required by the Regulation is not contained on the form	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Compliance	State Consumer Protection	CMPSTCP1537	MN No acknowledgement of Oral Tax/Insurance Disclosure in file	2
Compliance	Documentation	CMPDOC2862	TILA - Loan Originator information missing from Mortgage.	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	4
Compliance	Compliance Manual	CMPMAN2994	Licensing-related issue based on review of NMLS web site	1
Total				19

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